Liquidity	6 Months Ended
Jun. 30, 2022
EUDA Health Limited [Member]
Liquidity

Note 2 – Liquidity

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Debt financing in the form of short term borrowings from bank, private lender, third parties and related parties and cash generated from operations have been utilized to finance the working capital requirements of the Company. As of June 30, 2022, the Company’s working deficit was approximately $3.8 million and the Company had cash of approximately $0.2 million.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

With the expansions of its current business, the Company is expected to generate positive cash flow from the Company’s operations, management expect its cash on hand is sufficient to finance the working capital requirements of the Company within the normal operating cycle of a twelve-month period from the date of these financial statements are issued.

If the Company is unable to have sufficient fund to finance the working capital requirements of the Company within the normal operating cycle of a twelve-month period from the date of these financial statements are issued, the Company may have to consider supplementing its available sources of funds through the following sources:

●	the Company will seek equity financing in the U.S. capital market to support its working capital after the de-SPAC transaction with an U.S. publicly traded company, which the Company signed a Share Purchase Agreement in April 2022, a First Amendment in May 2022, and a Second Amendment in June 2022;
●	other available sources of financing from Singapore banks and other financial institutions or private lender;
●	financial support and credit guarantee commitments from the Company’s related parties;

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s working capital requirements and current liabilities as they become due one year from the date of from the date of these financial statements are issued. However, there is no assurance that management will be successful in their plans. There are a number of factors that could potentially arise that could undermine the Company’s plans, such as changes in the demand for the Company’s services or products, Singapore government policy, economic conditions, and competitive pricing in the healthcare and property management industries.